Segment information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 drillship drilling_unit jack_up_rig submersible_rig	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	$ 1,324.3	$ 1,044.7	$ 938.0
Number of offshore drilling units owned by Company	4
NORWAY
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	1,121.7	815.2	867.4
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	176.4	229.5	70.6
Number of offshore drilling units owned by Company	1	2
IRELAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Total operating revenues	26.2	0	0
Drilling units
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	2,377.8	2,416.2
Drilling units | UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	$ 698.0	$ 1,111.0